SHARE CAPITAL	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Equity [Abstract]
SHARE CAPITAL

10.	SHARE CAPITAL

a)	Authorized shares

Effective July 20, 2021, the Company amended its Articles to create an unlimited number of Class A Subordinate Voting Shares and unlimited number of Class B Proportionate Voting Shares. Each Subordinate Voting Share shall entitle the holder thereof to one vote. Each Class B share shall entitle the holder thereof to 6.25 votes and such proportionate dividends and liquidation rights. Each Class B share is convertible, at the holder’s option, into 6.25 Subordinate Voting Shares.

On May 30, 2024, all 370,370 Class B Proportionate Voting Shares were converted to 2,314,815 Class A Subordinate Voting Shares.

On September 26, 2025, 1,240,741 Class A Subordinate Voting Shares were converted to 198,517 Class B Proportionate Voting Shares.

On October 29, 2025, 198,517 Class B Proportionate Voting Shares were converted back to 1,240,741 Class A Subordinate Voting Shares.

b)	Issued

On December 1, 2025, 7,500 RSUs were settled into Shares with a value of $20,550 based on the prevailing share price and exchange rate on the settlement date.

On November 10, 2025, the Company entered into a private placement financing and a related sharing agreement with Sorbie Bornholm LP and Sorbie Investments LLP (collectively, “Sorbie”). The Company issued 2,333,334 units issued pursuant to the private placement and. Each unit was issued at a price of CAD$6.00 ($4.38 at balance sheet rate) per unit, for total gross proceeds of CAD$14,000,000 ($9,917,600). Each unit consisted of one Class A subordinate voting share and one-half of one common share purchase warrant. Each whole warrant is exercisable for one Class A subordinate voting share at an exercise price of CAD$7.00 ($5.11 at balance sheet rate) per share and expires three years from the date of issuance.

At closing, CAD$700,000 (USD495,880) of the gross proceeds was released to the Company in cash. The remaining proceeds were delivered in accordance with the terms of the related Sharing Agreement.

Concurrently with the closing of the private placement, the Company entered into a Sharing Agreement with Sorbie, pursuant to which the Company is entitled to receive variable monthly cash settlements over an 11-month term, based on the performance of the Company’s share price relative to a benchmark price of CAD$7.75 ($5.65 at balance sheet rate). Settlement amounts are determined monthly based on the volume-weighted average trading price of the Company’s shares and are not subject to a contractual maximum. The Company has no obligation to issue additional shares under the Sharing Agreement. An additional 140,000 units were issued in accordance with the terms of the transaction as CAD$840,000 ($595,056) compensation for the Sharing Agreement.

On July 29 and August 13, 2025, a total of 250,000 options granted to consultant “B” were exercised.

On July 28, 2025, 40,742 RSUs were settled into Shares with a value of $253,541 based on the prevailing share price and exchange rate on the settlement date.

On July 11, 2025, the Company closed an offering by way of prospectus supplement. Pursuant to the Offering, the Company raised gross proceeds of approximately CAD$9,573,758 (US$7,000,331) by issuing 1,007,764 units of the Company (the “Units”) at a price of CAD$9.50 (US$6.946) per Unit.

Each Unit is comprised of one Class A Subordinate Voting Share of the Company (a “Share”) and one-half of one Share purchase warrant (each whole Share purchase warrant, a “Warrant”). Each Warrant entitles the holder to purchase one Share of the Company (a “Warrant Share”) at an exercise price of CAD$11.50 ($8.26 at balance sheet rate) per Warrant Share at any time until the date that is 36-month from the date of issuance, subject to adjustment in certain events.

The Offering was completed pursuant to an agency agreement dated July 9, 2025 between the Company, A.G.P. Canada Investments ULC and A.G.P./Alliance Global Partners. Each of A.G.P. Canada Investments ULC and A.G.P./Alliance Global Partners acted as co-lead agents, on behalf of a syndicate of agents including Imperial Capital, LLC and Haywood Securities Inc.

In connection with the Offering, the Company agreed to pay the agents a cash commission of CAD$400,000 ($292,480), and further agreed to issue to the agents 35,271 of compensation warrants (the “Compensation Warrants”). Each Compensation Warrant is exercisable into a Share at an exercise price of CAD$11.50 (US$8.409) per Share until the date that is 36 months after the date of issuance. In addition, the Company paid a cash fee of US$250,000 and issued 75,000 corporate finance fee warrants to TriView Capital Ltd., a financial advisor of the Company, with such corporate finance fee warrants having identical terms to the Compensation Warrants.

On July 3, 2025, 92,944 RSUs were settled into Shares with a value of $883,851 based on the prevailing share price and exchange rate on the settlement date.

On May 9, 2025, in connection with the conversion of the convertible debentures, the Company issued 4,253 Shares as an interest remainder.

On April 28, 2025, the Company closed an offering by way of prospectus supplement (the “Offering”). Pursuant to the Offering, the Company raised gross proceeds of $7,929,900 (CAD$11,000,000) by issuing 916,666 Units of the Company (the “Units”) at a price of US$8.64 (CAD$12.00) per Unit.

Each Unit is comprised of one Class A Subordinate Voting Share of the Company (a “Share”) and one-half of one Share purchase warrant (each whole Share purchase warrant, a “Warrant”). Each Warrant entitles the holder to purchase one Share of the Company (a “Warrant Share”) at an exercise price of CAD$15.00 ($11.00 at balance sheet rate) per Warrant Share at any time until the date that is 36-month from the date of issuance, subject to adjustment in certain events.

The Offering was completed pursuant to an agency agreement dated April 23, 2025 between the Company, A.G.P. Canada Investments ULC, Clear Street LLC and A.G.P./Alliance Global Partners.

In connection with the Offering, the Company agreed to pay the agents a cash commission equal to $575,655, incurred in legal fees of $242,418, and agreed to issue 70,334 compensation warrants (the “Compensation Warrants”) valued at $495,635 (Note 11). Each Compensation Warrant is exercisable into a Share at an exercise price of CAD$12.00 ($8.80 at balance sheet rate) per Share until the date that is 36 months after the date of issuance. The cash commission and the number of Compensation Warrants was reduced from 7% to 2.0% in respect to the portion of aggregate gross proceeds of the Offering attributable to subscribers identified by the Company.

The Offering was completed in Canada pursuant to a prospectus supplement dated April 25, 2025 (the “Supplement”) to the Company’s base shelf prospectus receipted on September 26, 2024 (the “Base Shelf Prospectus”).

11. SHARE CAPITAL

a)	Authorized shares

Effective July 20, 2021, the Company amended its Articles to create an unlimited number of Class A Subordinate Voting Shares and unlimited number of Class B Proportionate Voting Shares. Each Subordinate Voting Share shall entitle the holder thereof to one vote. Each Class B share shall entitle the holder thereof to 6.25 votes and such proportionate dividends and liquidation rights. Each Class B share is convertible, at the holder’s option, into 6.25 Subordinate Voting Shares.

On May 30, 2024, all Class B Proportionate Voting Shares (370,370) were converted into 2,314,815 Subordinate Voting Shares.

b)	Issued

In the year ended March 31, 2025, the following equity instruments were exercised for gross proceeds of $2,951,695:

Quantity	Description	Exercise Price (CAD$)	Exercise Price (USD$ equivalent) (1)
36,248	Warrants	21.60	15.02
25,555	Warrants	18.90	13.15
57,041	Warrants	27.00	18.78
1,389	Warrants	32.40	22.54
2,778	Warrants	40.50	28.17
37,037	Stock Options	21.60	15.02
12,964	Stock Options	27.00	18.78
1,234	Stock Options	28.89	20.10

(1)	Converted at balance sheet rate.

The reclassification from additional paid-in capital from the exercises of warrants and stock options was $1,075,242.

On March 9, 2025, the Company converted 133,333 Special Warrants Units into 133,333 Subordinate Voting Shares and 66,667 warrants (Note 12).

On March 4, 2025, 80,247 of the RSUs granted in December, 2024 were settled into Subordinate Voting Shares with a value of $1,615,018 based on the share price and exchange rate on the settlement date.

On February 25, 2025, in connection with the conversion of the convertible debentures, the Company issued 510,370 Subordinate Voting Shares and 257,312 warrants.

On February 25, 2025, 9,259 of the RSUs granted in December, 2024 were settled into Subordinate Voting Shares with a value of $211,731 based on the share price and exchange rate on the settlement date.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

11. SHARE CAPITAL (continued)

On January 9, 2025, the Company closed an offering by way of prospectus supplement (the “Offering”). Pursuant to the Offering, the Company issued 471,809 Units of the Company (the “Units”) at a price of $29.55 (CAD$42.39) per Unit for gross proceeds of approximately $13,947,001 (CAD$20,000,000). Each Unit is comprised of one Class A Subordinate Voting Share of the Company (a “Share”) and one-half of one Share purchase warrant (each whole Share purchase warrant, a “Warrant”). Each Warrant shall entitle the holder to purchase one Share of the Company (a “Warrant Share”) at an exercise price of CAD$52.92 ($36.81 at balance sheet rate) per Warrant Share at any time until January 9, 2028, subject to adjustment in certain events. The Offering was completed pursuant to an agency agreement dated January 9, 2025 between the Company and A.G.P. Canada Investments ULC (“A.G.P. Canada”).

In connection with the Offering, the Company paid the A.G.P. Canada a cash commission equal to 8% of the gross proceeds of the Offering and issued to the A.G.P. Canada or such selling agents 26,420 compensation warrants as is equal to an aggregate of 8% of the number of Units sold pursuant to the Offering (the “Compensation Warrants”). Each Compensation Warrant is exercisable into a Unit at an exercise price of CAD$42.39 ($29.49 at balance sheet rate) per Unit until January 9, 2028. The cash commission and the number of Compensation Warrants was reduced to 2.0% in respect to the portion of aggregate gross proceeds of the Offering attributable to subscribers identified by the Company.

On December 27, 2024, 12,346 of the RSUs granted in the year ended March 31, 2023 were settled into Subordinate Voting Shares with a value of $284,417 based on the share price and exchange rate on the settlement date.

In November and December 2024, the Company closed the 3 additional tranches of the LIFE offering of 310,122 Units (the “Units”) of the Company, for gross proceeds of $3,004,340 (the “LIFE Offering”).

Each Unit was sold at a price of $9.69 (CAD$13.50) and consists of one Class A Subordinate Voting share of the Company (a “Share”) and one-half of one share purchase warrant. Each Warrant will entitle the holder thereof to acquire one Share at an exercise price of CAD$18.90 ($13.15 at balance sheet rate) per Share, subject to adjustment in certain circumstances, for a period of 36 months from the closing date.

In connection with the Offering, the Company: (i) paid to certain finders and advisors an aggregate cash commission of $174,113; (ii) issued to certain finders and advisors an aggregate of 13,615 compensation warrants (the “Compensation Warrants”), and (iii) incurred in legal fees of $63,347. Each Compensation Warrant will be exercisable into one Unit at the Offering Price for a period of 36 months following the closing date into one unit at a price of CAD$13.50 ($9.39 at balance sheet rate).

On September 26, 2024, the Company closed the first tranche offering of 231,480 Units (the “Units”) of the Company, for gross proceeds of $3,686,000 (the “LIFE Offering”).

Each Unit was sold at a price of $15.93 (CAD$21.60) and of one Class A Subordinate Voting share of the Company (a “Share”) and one-half of one Share purchase warrant (each whole warrant, a “Warrant”). Each Warrant will entitle the holder thereof to acquire one Share (each, a “Warrant Share”) at an exercise price of CAD $32.40 ($22.54 at balance sheet rate) per Share, subject to adjustment in certain circumstances, for a period of 36 months from September 26, 2024.

In connection with the Offering, the Company: (i) paid to certain finders and advisors an aggregate cash commission of $278,772; (ii) issued to certain finders and advisors an aggregate of 10,562 compensation warrants (the “Compensation Warrants”), and (iii) incurred in legal fees of $41,257. Each Compensation Warrant will be exercisable into one Unit at the Offering Price for a period of 36 months following the Closing Date.

In July and August 2024, the Company converted 370,370 Special Warrants Units into 370,370 Subordinate Voting Shares and 185,181 warrants (Note 12).

On April 9, 2024, 1,852 shares were issued to a strategic consultant of the Company. The shares were fair valued at $49,714 considering the share price of $26.85 (CAD$36.45) stated in the consulting agreement.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)